Wells, Pipelines, Properties, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of June 30, 2024, 2023 and December 31, 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	7,406,760		2,130,670	651,070	14,987,680	6,740	773,510	839,640	2,162,760	97,051,190	140,930	126,150,950
Reclassifications	412,300		—	103,360	2,967,760	(176,590)	—	39,610	(60)	(124,960)	—	3,221,420
Capitalization	6,420,470		—	6,050,860	46,219,390	246,960	4,491,700	456,050	38,040	(63,923,470)	—	—
Disposals	(619,260)		(511,310)	(130,210)	(1,094,130)	(49,390)	—	(371,460)	(13,330)	(2,310,810)	(600)	(5,100,500)
Translation effect	(16,417,790)		—	(195,880)	—	(1,222,840)	—	(83,550)	(522,430)	(28,659,120)	(304,280)	(47,405,890)
Balances as of June 30, 2023	Ps.	1,051,039,359	16,460,355	500,162,832	1,649,488,414	72,670,592	425,628,420	51,689,947	30,962,397	376,058,414	52,961,345	Ps.	4,227,122,075
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	4,184,350		3,992,350	2,495,830	23,945,850	6,970	34,420	876,130	429,130	92,933,750	—	128,898,780
Reclassifications	596,770		—	488,180	1,148,690	51,250	(550,380)	309,580	51,810	(7,470)	—	2,088,430
Capitalization	15,917,040		—	219,830	30,853,870	906,090	—	292,640	26,830	(48,243,720)	27,420	—
Disposals	(552,510)		—	(990)	—	(13,500)	—	(883,250)	(209,220)	(3,430,000)	(5,080)	(5,094,550)
Translation effect	10,789,180		—	(827,820)	—	865,680	—	66,190	324,360	16,092,850	196,530	27,506,970
Balances as of June 30, 2024	Ps.	1,101,922,279	22,906,145	493,819,592	1,751,161,004	75,772,492	424,743,060	54,206,427	33,611,347	537,850,176	53,107,165	Ps.	4,549,099,687

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(16,425,970)		(403,660)	(6,395,380)	(25,684,940)	(956,350)	(5,500,690)	(728,730)	(695,458)	—	—	(56,791,178)
Reclassifications	(405,220)		—	(103,360)	(2,989,670)	309,120	—	(32,350)	60	—	—	(3,221,420)
(Impairment)	(17,687,630)		—	(5,426,790)	(32,382,700)	—	(25,066,390)	—	—	(368,181)	—	(80,931,691)
Reversal of impairment	9,514,200		—	329,110	532,450	—	—	—	—	4,471,440	—	14,847,200
Disposals	222,630		219,120	109,680	740,570	—	—	349,170	4,384	—	—	1,645,554
Translation effect	9,325,760		—	180,200	—	610,030	—	50,820	87,700	—	—	10,254,510
Balances as of June 30, 2023	Ps.	(804,900,083)	(6,778,184)	(275,748,055)	(1,319,890,373)	(47,833,696)	(324,759,170)	(46,293,493)	(16,267,346)	(53,231,870)	—	Ps.	(2,895,702,270)
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(16,226,649)		(350,870)	(5,582,490)	(42,484,220)	(876,000)	(7,073,410)	(797,140)	(867,850)	—	—	(74,258,629)
Reclassifications	(117,840)		—	(488,180)	(1,148,790)	(18,750)	46,270	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(37,860,556)		—	(4,202,050)	(7,932,150)	—	(2,393,760)	—	—	(1,428,080)	—	(53,816,596)
Reversal of impairment	8,301,490		—	2,143,360	14,728,060	—	5,537,470	62,440	—	5,494,785	—	36,267,605
Disposals	437,904		—	970	—	6,200	—	880,180	130,944	—	—	1,456,198
Translation effect	(6,453,850)		—	834,640	—	(404,820)	—	(32,060)	(74,000)	—	—	(6,130,090)
Balances as of June 30, 2024	Ps.	(837,472,130)	(7,247,454)	(316,156,525)	(1,378,726,063)	(49,861,576)	(304,715,540)	(47,130,923)	(17,771,008)	(52,866,614)	—	Ps.	(3,011,947,833)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2023	Ps.	246,139,276	9,682,171	224,414,777	329,598,041	24,836,896	100,869,250	5,396,454	14,695,051	322,826,544	52,961,345	Ps.	1,331,419,805
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	Ps.	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of June 30, 2024	Ps.	264,450,149	15,658,691	177,663,067	372,434,941	25,910,916	120,027,520	7,075,504	15,840,339	484,983,562	53,107,165	Ps.	1,537,151,854
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
For the six-month periods ended June 30, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.4,767,020, and Ps.2,389,748, respectively. Financing cost rates during the six-month periods ended June 30, 2024 and 2023 were 7.82% to 18.68%, and 6.47% to 7.54%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month periods ended June 30, 2024 and 2023, recognized in operating costs and expenses, was Ps.74,258,629 and Ps.56,791,178, respectively. These figures include Ps.91,114 and Ps.30,330 for oil and gas production assets and costs related to plugging and abandonment of wells for the six-month periods ended June 30, 2024 and 2023, respectively.

C.As of June 30, 2024 and December 31, 2023, provisions relating to future plugging of wells costs amounted to Ps.69,121,263 and Ps.61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.For the six-month periods ended June 30, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps.21,376,880 and Ps.(37,151,380), respectively, which was mainly plant.

E.During the six-month periods ended June 30, 2024 and 2023, PEMEX recognized a net (impairment) of Ps.(17,548,991) and Ps.(66,084,491), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(36,392,092)	Ps.	(6,548,396)
Pemex Logistics	(171,830)		—
Pemex Exploration and Production	19,014,931		(59,536,095)
(Impairment), net	Ps.	(17,548,991)	Ps.	(66,084,491)

Cash-Generating Unit of Pemex Exploration and Production

During the six-month periods ended June 30, 2024 and 2023, Pemex Exploration and Production recognized a reversal of impairment and net (impairment) of Ps.19,014,931 and Ps.(59,536,095), respectively, shown by CGUs as follows:

	2024		2023
Cantarell	Ps.	15,095,434	Ps.	(2,851,694)
Aceite Terciario del Golfo	7,032,771		(6,634,837)
Lakach	2,845,690		2,905,272
Ayin Alux	2,516,348		—
Tamaulipas Constituciones	1,665,580		(742,705)
Arenque	1,185,779		(528,440)
Burgos	546,186		(5,995,860)
Antonio J. Bermúdez	385,159		(1,139,810)
Poza Rica	108,370		(751,664)
Cuenca Macuspana	35,600		(70,075)
Cárdenas Mora CEE	—		3,805
Chuc	—		(19,216,570)
Crudo Ligero Marino	—		(7,863,676)
Ixtal - Manik	—		(4,837,174)
Santuario CEE	—		(112,355)
Misión CEE	(78,381)		(28,177)
Ogarrio Magallanes	(3,939,798)		(6,448,126)
Tsimin Xux	(8,383,807)		(5,224,009)
Total	Ps.	19,014,931	Ps.	(59,536,095)

As of June 30, 2024 Pemex Exploration and Production recognized a net reversal of impairment of Ps.19,014,931 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps.44,797,611 mainly in the Cantarell, Aceite Terciario del Golfo and Tamaulipas Constituciones CGUs; (ii) a positive effect of Ps.18,466,156, due to the fluctuations of the exchange rate from Ps.16.9220 = U.S.$1.00 as of December 31, 2023, to Ps.18.3773 = U.S.$1.00 as of June 30, 2024; and (iii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps.11,465,783, due to changes in operational strategy such as the case of the Cantarell CGU in the exploitation of the gas cap. These effects were partially offset by (i) an increase in the discount rate of Ps.37,235,627, from 9.93% in December 31, 2023 to 10.44% in June 30, 2024; (ii) a negative tax effect of Ps.11,496,977, due to an increase in tax base, resulting from higher prices and volume at the Tsimin Xux and Ogarrio – Magallanes CGUs; and (iii) higher expenses in the period generating a negative result of Ps.6,982,015, mainly Tsimin Xux and Ogarrio – Magallanes CGUs.
As of June 30, 2023, Pemex Exploration and Production recognized a net impairment of Ps.(59,536,095) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps.83,067,440, mainly in the Chuc, Crudo Ligero Marino, Tsimin Xux and Ixtal-Manik CGUs; (ii) the negative effect due to an exchange rate of Ps.31,854,861, from Ps.19.4143 = U.S.$1.00 as of December 31, 2022, to Ps.17.0720 = U.S.$1.00 as of June 30, 2023 and (iii) an increase in the discount rate of Ps.13,119,343, from 9.31% in December 31, 2022 to 10.42% in June 30, 2023, due to the increase in the debt component in the Weighted Average Cost of Capital (“WAAC”) derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates. These effects were partially offset by (i) a positive effect of Ps.42,858,913 due to an increase in crude oil prices; (ii) a positive tax effect of Ps.23,439,232, due to the decrease in production profiles volume in the barrel of crude oil equivalent and (iii) a positive effect of Ps.2,207,404 due to lower freight and distribution costs.

The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of June 30
	2024	2023
Average crude oil price	65.81 U.S.$/bl	61.72 U.S.$/bl
Average gas price	4.92 U.S.$/mpc	4.96 U.S.$/mpc
Average condensates price	74.92 U.S.$/bl	67.57 U.S.$/bl
After-tax discount rate	10.44% annual	10.42% annual

For the six-month periods ended June 30, 2024 and 2023, the total forecast production, calculated with a horizon of 25 years, was 6,682 billion barrels per day (Bbd) and 6,685 Bbd per day of crude oil equivalent, respectively.

Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of June 30, 2024 and 2023, values in use for CGU are:

	2024		2023
Chuc	Ps.	62,681,511	Ps.	36,565,512
Aceite Terciario del Golfo	34,325,751		37,276,319
Crudo Ligero Marino	33,518,405		17,206,881
Cantarell	33,149,103		—
Ogarrio Magallanes	28,348,410		24,027,128
Antonio J. Bermúdez	25,737,767		8,654,361
Tsimin Xux	24,453,758		27,851,730
Ixtal - Manik	13,840,302		6,472,463
Poza Rica	6,716,573		5,500,551
Tamaulipas Constituciones	6,024,454		1,931,129
Ayin Alux	4,955,853		—
Lakach	4,086,521		3,328,644
Burgos	3,776,739		7,399,377
Arenque	3,658,416		4,084,877
Cuenca de Macuspana	593,807		—
Total	Ps.	285,867,370	Ps.	180,298,972

Cash-Generating Units of Pemex Industrial Transformation

As of June 30, 2024 and 2023, Pemex Industrial Transformation recognized a net impairment of Ps.(36,392,092) and Ps.(6,548,396), respectively, shown by CGUs as follows:

	2024		2023
Minatitlán Refinery	Ps.	(15,146,588)	Ps.	(4,558,203)
Ciudad Pemex Gas Processor Complex	(5,265,217)		—
Madero Refinery	(5,039,912)		(10,210,354)
Cactus Gas Processor Complex	(2,983,894)		—
Cosoleacaque Petrochemical Complex	(1,985,563)		(1,301,741)
Gas Burgos Gas Processor Complex	(1,729,422)		(808,931)
Morelos Petrochemical Complex	(1,179,313)		3,208,249
Nuevo Pemex Gas Processor Complex	(1,141,900)		1,080,820
Coatzacoalcos Gas Processor Complex	(952,880)		—
Cangrejera Ethylene Complex	(486,975)		—
La Venta Gas Processor Complex	(450,034)		—
Tula Refinery	(108,056)		—
Matapionche Gas Processor Complex	(45,226)		(156,642)
Gas Arenque Processor Complex	(2,420)		(104,647)
Cangrejera Petrochemical Complex	106		524,059
Salamanca Refinery	393		5,750,652
Pajaritos Ethylene Complex	55,743		—
Gas Poza Rica Processor Complex	69,066		28,342
Total	Ps.	(36,392,092)	Ps.	(6,548,396)

As of June 30, 2024, Pemex Industrial Transformation recognized a net impairment of Ps.(36,392,092) due to a (i) decrease in estimated gross income as a result of adverse operation conditions and market situation; (ii) an increase in the discount rate of CGUs of refined products from 13.68% as of December 31, 2023 to 14.50% as of June 30, 2024, and (iii) variations in the exchange rate used in the projected cash-flows from Ps.16.9220 = U.S.$1.00 as of December 31, 2023 to Ps.18.3773 = U.S. $1.00 as of June 30, 2024.

As of June 30, 2023, the net impairment of Ps.(6,548,396) was due to a negative effect due to an exchange rate of Ps.19.4143 = U.S.$1.00 as of December 31, 2022 to Ps.17.0720 = U.S.$1.00 as of June 30, 2023. These effects were partially offset by (i) an improvement in production levels as a result of application of rehabilitation program and (ii) a slight decrease in the discount rate of CGUs of refined products by 14.16% as of December 31, 2022 to 14.10% as of June 30, 2023.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	105.12	75.2	N.A.		N.A.		N.A.		N.A.
Processed volume (1)	1,029 mbd	903 mbd	2,424 mmpcd of humid gas	2,575 mmpcd of humid gas	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S.$	18.3773	17.072	18.3773	17.072	18.3773	17.072	18.3773	17.072	18.3773	17.072
Useful lives of the cash-generating units (year average)	11	11	6	6	5	5	5	5	5	5
Pre-tax discount rate	14.50%	14.10	14.12%	13.26%	10.85%	10.46%	10.85%	10.46%	11.87%	13.05%
Period (2)	2024-2034	2023-2033	2024-2029	2023-2028	2024-2028	2023-2027	2024-2028	2023-2027	2024-2028	2023-2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of June 30, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Salina Cruz Refinery	Ps.	79,920,687	Ps.	44,338,748
Tula Refinery	47,008,486		55,664,585
Salamanca Refinery	36,234,540		28,617,019
Nuevo Pemex Gas Processor Complex	6,734,674		27,965,299
Ciudad Pemex Gas Processor Complex	6,278,504		—
Cactus Gas Processor Complex	4,360,278		—
La Venta Gas Processor Complex	980,146		—
Coatzacoalcos Gas Processor Complex	905,502		—
Madero Refinery	—		730,425
Burgos Gas Processor Complex	—		965,475
Morelos Petrochemicals Complex	—		2,969,979
Cosoleacaque Petrochemical Complex	—		858,643
Total	Ps.	182,422,817	Ps.	162,110,173
Cash-Generating Units of Pemex Logistics

During the six-month period ended June 30, 2024, Pemex Logistics recognized a net impairment of Ps.(171,830) due to: an increase in the discount rate used for the project future cash flows in storage terminals from 14.80% as of December 31, 2023 to 15.62% as of June 30, 2024.

CGU in Pemex Logistics are storage terminals, pipelines and transport equipment. The recoverable amounts of Ps.67,999,814 of the assets as of June 30, 2024, corresponding to the discounted cash flows at the rate of 15.62% and 17 years of useful live.